Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Reclassifications	The following table reflects the reclassifications made:

	Years Ended December 31,
	2018	2017
	$ in millions
Oil, natural gas and NGL production, previously reported	$539	$562
Reclassification of ad valorem taxes	(65)	(45)
Oil, natural gas and NGL production, as currently reported	$474	$517
The corresponding amounts have been reflected in severance and ad valorem taxes for 2018 and 2017 as shown below:

	Years Ended December 31,
	2018	2017
	$ in millions
Production taxes, previously reported	$124	$89
Reclassification of ad valorem taxes	65	45
Severance and ad valorem taxes, as currently reported	$189	$134